State Street SPDR SP 600 Small Cap Growth ETF Average Annual Total Returns	12 Months Ended	16 Months Ended	32 Months Ended	36 Months Ended	53 Months Ended	60 Months Ended	74 Months Ended	84 Months Ended	106 Months Ended	108 Months Ended	109 Months Ended		110 Months Ended	117 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P SmallCap 600 Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.63%					8.24%									9.55%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	25.43%	13.19%	9.76%	16.19%	14.53%	14.93%	13.77%	15.02%	15.54%	14.15%	14.14%	14.37%	13.18%	13.10%
State Street SPDR SP 600 Small Cap Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent	9.47%					8.10%									9.41%
State Street SPDR SP 600 Small Cap Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.07%					7.79%									8.85%
State Street SPDR SP 600 Small Cap Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.74%					6.31%									7.51%